Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Convergence Long/Short Equity ETF (the “Fund”)
A series of Trust for Professional Managers

Supplement dated May 21, 2025
to the
Summary Prospectus and Prospectus
each dated March 28, 2025

The purpose of this supplement is to provide notice that effective May 31, 2025, the Fund’s primary benchmark will be changed from the Russell 3000® Total Return Index to the Bloomberg US 3000 Total Return Index. This change is being made so that the Fund’s performance can be evaluated against a benchmark that more appropriately represents the Fund’s investment strategy. The Bloomberg US 3000 Total Return Index is a float market-cap weighted benchmark of the 3000 most highly capitalized companies.

Accordingly, the Average Annual Total Returns table on page 4 of the summary prospectus and page 5 of the prospectus is hereby deleted and replaced with the following:

Average Annual Total Returns (Periods Ended December 31, 2024)
	One Year	Five Years	Ten Years
Return Before Taxes	35.36%	12.80%	10.49%
Return After Taxes on Distributions	35.03%	11.55%	8.22%
Return After Taxes on Distributions and Sale of Fund Shares	21.11%	9.77%	7.58%
Bloomberg US 3000 Total Return Index[1] (reflects no deduction for fees, expenses or taxes)	23.58%	13.84%	12.53%
Russell 3000® Total Return Index[1] (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
1.Effective May 31, 2025, the Fund’s primary benchmark was changed from the Russell 3000® Total Return Index to the Bloomberg US 3000 Total Return Index. This change was made so that the Fund’s performance can be evaluated against a benchmark that more appropriately represents the Fund’s investment strategy.

The first paragraph under “Principal Investment Strategies” on page 7 of the prospectus is hereby deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in long and short positions in equity securities of domestic companies. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund generally considers companies with medium and large market capitalizations to be those companies that comprise the upper half of the Bloomberg US 3000 Total Return Index. As of April 30, 2025, the market capitalization range of the upper half of the Bloomberg US 3000 Total Return Index was between $3,190 billion and $1.92 billion. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Please retain this supplement with your Summary Prospectus
and Prospectus for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Convergence Long/Short Equity ETF (the “Fund”)
A series of Trust for Professional Managers

Supplement dated May 21, 2025
to the
Statement of Additional Information (“SAI”)
dated March 28, 2025

On April 17, 2025, the Board of Trustees (the “Board”) of the Trust accepted the resignation of John P. Buckel from his role as Trustee, President and Principal Executive Officer of the Trust and Chairperson of the Board effective as of April 18, 2025. Mr. Buckel’s resignation was made in connection with his retirement from U.S. Bancorp Fund Services, LLC after 21 years of service. Accordingly, all references and information relating to Mr. Buckel in the Fund’s SAI are hereby removed.

Concurrent with Mr. Buckel’s resignation, the Board appointed Erik K. Olstein as Chairperson of the Board effective as of April 18, 2025. In addition, the Board appointed Jennifer A. Lima as President and Principal Executive Officer of the Trust and Kelly A. Strauss as Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, each effective as of April 18, 2025.

The following disclosures in the Fund’s SAI are hereby replaced or revised as follows:

The sub-section titled “Management of the Fund–Board of Trustees” is hereby replaced with the following:

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees. The Board of Trustees consists of six individual Trustees (each, a “Trustee,” and collectively, the “Trustees”). The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

The sub-section titled “Management of the Fund–Trustees and Officers” is hereby replaced with the following:

Trustees and Officers
The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Year Service Began	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	31	Professor Emeritus, Department of Accounting (June 2019-present), Marquette University.	Independent Trustee, USA MUTUALS (an open-end investment company) (2001-2021).

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Year Service Began	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	31	Retired; Former Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-2021).	Independent Trustee, USA MUTUALS (an open-end investment company) (2001-2021).
Vincent P. Lyles 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1961	Trustee	Indefinite Term; Since April 6, 2022	31	Executive Director, Milwaukee Succeeds (education advocacy organization) (2023-present); System Vice President of Community Relations, Advocate Aurora Health Care (health care provider) (2019-2022).	Independent Director, BMO Funds, Inc. (an open-end investment company) (2017-2022).
Erik K. Olstein 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee Chairperson	Indefinite Term; Since April 6, 2022 Three Year Term; Since April 18, 2025	31	Retired; President and Chief Operating Officer, Olstein Capital Management, L.P. (asset management firm) (2000-2020).	N/A
Lisa Zúñiga Ramírez 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1969	Trustee	Indefinite Term; Since April 6, 2022	31	Retired; Principal and Senior Portfolio Manager, Segall, Bryant & Hamill, LLC (asset management firm) (2018-2020).	Director, Peoples Financial Services Corp. (a publicly-traded bank holding company) (2022-present); Director, Century Communities, Inc. (a publicly-traded homebuilding company) (2023-present).

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Year Service Began	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Gregory M. Wesley 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1969	Trustee	Indefinite Term; Since April 6, 2022	31	President and Chief Executive Officer, Greater Milwaukee Foundation (2024-present); Senior Vice President of Strategic Alliances and Business Development, Medical College of Wisconsin (2016-2024).	N/A
Officers
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	President and Principal Executive Officer	Indefinite Term; Since April 18, 2025	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Kelly A. Strauss 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer	Indefinite Term; Since April 18, 2025	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A
Deanna B. Marotz 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1965	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since October 21, 2021	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2021-present); Chief Compliance Officer, Keeley-Teton Advisors, LLC and Teton Advisors, Inc (2017-2021).	N/A
Jay S. Fitton 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Secretary	Indefinite Term; Since July 22, 2019	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2019-present).	N/A
Laura A. Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Year Service Began	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Julie A. Keller 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Assistant Treasurer	Indefinite Term; Since February 28, 2025	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Marissa J. Pawlinski 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1996	Assistant Secretary	Indefinite Term; Since January 18, 2024	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2022); Judicial Law Clerk, Milwaukee County Circuit Court (2021-2022); Legal Intern, City of Brookfield (2020-2021); Student, Marquette University Law School (2019-2021).	N/A

The sub-section titled “Management of the Fund–Board Leadership Structure” is hereby replaced with the following:

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board is composed of six Independent Trustees – Dr. Michael D. Akers, Gary A. Drska, Vincent P. Lyles, Erik K. Olstein, Lisa Zúñiga Ramírez and Gregory M. Wesley. The Trust does not have a Trustee that is an “interested person” (as defined by the 1940 Act) of the Trust (the “Interested Trustee”). Accordingly, all of the members of the Board are Independent Trustees, Trustees who are not affiliated with the Adviser or its affiliates, or any other investment adviser or service provider to the Trust or any underlying fund. The Board of Trustees has established two standing committees, an Audit Committee and a Nominating Committee, which are discussed in greater detail under “Board Committees” below. Each of the Audit Committee and the Nominating Committee is composed entirely of Independent Trustees. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairperson, Erik K. Olstein, is an Independent Trustee.

In accordance with the fund governance standards prescribed under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his or her experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including the unaffiliated nature of each investment adviser and the funds managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate to address any potential conflicts of interest that may arise. In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows these Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

The sub-section titled “Management of the Fund–Trustee Qualifications” is revised to update Mr. Olstein’s qualifications as follows:

Erik K. Olstein. Mr. Olstein has served as an Independent Trustee of the Trust since 2022 and Chairperson since 2025. Mr. Olstein served as President and Chief Operating Officer from 2000 to 2020 and Vice President of Sales and Chief Operating Officer from 1995 to 2000 at Olstein Capital Management, L.P., an asset management firm he co-founded. During his time at Olstein Capital Management, L.P., Mr. Olstein was responsible for fiduciary oversight and management of The Olstein Funds, an open-end investment company, where he served as Trustee, Secretary and Assistant Treasurer from 1995 to 2018. Mr. Olstein currently serves as President and Trustee of the Board of Trustees of the Trinity-Pawling School and has previously held Board positions with the American Friends of the National Museum of the Royal Navy, National Maritime Historical Society and U.S. Naval Service Personal Education Assistance Fund. Through his experience as an investment company trustee and his employment experience, Mr. Olstein is experienced with financial, accounting, regulatory and investment matters.

Please retain this supplement with your SAI for future reference.